NEW STANDARDS, AMENDMENTS TO STANDARDS AND INTERPRETATIONS	12 Months Ended
Jun. 30, 2021
New standards amendments to standards and interpretations [abstract]
NEW STANDARDS, AMENDMENTS TO STANDARDS AND INTERPRETATIONS
3

NEW STANDARDS,

AMENDMENTS TO STANDARDS

AND INTERPRETATIONS
New standards, amendments to standards and interpretations effective for the year ended June 30, 2021
During

the financial

period, the

following relevant

new and

revised

accounting standards,

amendments to

standards and

new
interpretation were adopted by the Group:
Definition of Material (Effective July 1, 2020)
The amendment

clarifies the definition

of material to

make it easier

to understand

and provides guidance

on how the

definition
should be applied. The

changes in the definition now

ensures that the definition

is consistent across all

IFRS standards and the
Conceptual Framework.
●
old definition (IAS

1): Omissions or

misstatements of items

are material if

they could, individually

or collectively,

influence the
economic decisions that users make on the basis of the financial statements;
●
new definition (IAS

1): Information is

material if omitting,

misstating or obscuring

it could reasonably

be expected to

influence
the decisions that

the primary users of

general-purpose financial statements make

on the basis of

those financial statements,
which provide financial information about a specific reporting entity.
The

definition of

material

omissions or

misstatements from

IAS

8
Accounting Policies,

Changes in

Accounting Estimates
and
Errors

has been removed.

The amendments to IAS 1 and IAS 8 did not have a significant impact on the Group.
Amendments to References to Conceptual Framework in IFRS (Effective July 1, 2020)
The IASB decided to revise the Conceptual Framework because certain important issues were not covered and certain guidance was unclear or out of date. The revised Conceptual Framework, issued by the IASB in March 2018, includes:
●
new concepts on measurement including factors to be considered when selecting the measurement basis;
●
new concepts on presentation

and disclosure, including when

to classify income and

expenses in other comprehensive

income;
●
new guidance on when assets and liabilities are removed from financial statements;
●
updated definitions of an asset and liability;
●
updated recognition criteria for including assets and liabilities in financial statements;
●
clarified concepts of prudence, stewardship, measurement uncertainty and substance over form; and
●
the

IASB

also

updated

references

to

the

Conceptual

Framework

in

IFRS

by

issuing

Amendments

to

References

to

the
Conceptual Framework in IFRS.
The amendments to the References to the Conceptual Framework did not have a significant impact on the Group.
New standards, amendments to standards and interpretations not yet effective
At the date

of authorisation

of these consolidated

financial statements, the

following relevant

standards, amendments to

standards
and interpretations that may be

applicable to the business of

the Group were in issue

but not yet effective and

may therefore have
an impact on

future consolidated financial

statements. These new

standards, amendments to

standards and interpretations

will
be adopted at their effective dates.

These new standards, amendments to standards and

interpretations are not expected to have a significant

impact on the Group
unless stated otherwise.
Annual Improvements to IFRS Standards 2018-2020 (Effective July 1, 2022)
As

part

of

its process

to

make

non-urgent

but

necessary

amendments

to

IFRS
Standards,

the

IASB

International

Accounting
Standards Board has issued the Annual Improvements to IFRS Standards 2018–2020.
Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16) (Effective July 1, 2022)
The IASB has amended IAS

16
Property, Plant and Equipment
to provide guidance on

the accounting for such

sale proceeds and
the related production costs.
Under the amendments, proceeds from

selling items before the related

item of property,

plant and equipment (PPE) is

available
for use should

be recognised in

profit or loss,

together with the

costs of producing

those items. IAS

2
Inventories

should be applied
in identifying and measuring these production costs.
The amendments apply retrospectively,

but only to items of property,

plant and equipment made available for use on or after the
beginning of the

earliest period presented in

the financial statements

in which the amendments

are adopted.

Management has
begun performing evaluation of whether the amendment will have a significant impact on the

Group. More detail will be disclosed
in future financial statements.
Definition of Accounting Estimate

(Amendments to IAS 8) (Effective July 1, 2023)
The amendments introduce

a new definition for

accounting estimates: clarifying that

they are monetary

amounts in the financial
statements that are subject to measurement uncertainty.
The amendments also

clarify the relationship between

accounting policies and

accounting estimates by

specifying that a

company
develops an accounting estimate to achieve the objective set out by an accounting policy.
3

NEW STANDARDS,

AMENDMENTS TO STANDARDS

AND INTERPRETATIONS
continued
New standards, amendments to standards and interpretations not yet effective (continued)
Deferred Tax

related to Assets and

Liabilities Arising from a single

transaction – Amendments to

IAS 12
Income Taxes
(Effective July 1, 2023)
IAS

12
Income

taxes

clarifies

how

companies

should

account

for

deferred

tax

on

certain

transactions

–

e.g.

leases

and
decommissioning provisions. The amendments

narrow the scope of

the initial recognition exemption

so that it does

not apply to
transactions that give rise to equal and offsetting temporary differences. As a result, companies will need to recognize a deferred tax asset

and a

deferred tax

liability for

temporary differences

arising on

initial recognition

of a

lease and

a decommissioning
provision.
Classification of liabilities as current or non-current (Amendments to IAS 1) (Effective July 1, 2023)
To promote consistency in application and clarify the requirements on determining if a liability is current or non-current, the IASB has amended IAS 1 as follows:

Right to defer settlement must have substance
Under existing IAS 1 requirements, companies classify a liability as current when they do not have an unconditional right to defer
settlement of the liability for at least twelve months after the end of the reporting period.
As part of its amendments, the IASB

has removed the requirement for a

right to be unconditional and instead,

now requires that
a right to defer settlement must have substance and exist at the end of the reporting period.
Classification of debt may change
A company

classifies a

liability as

non-current if

it has

a right

to defer

settlement for

at least

twelve months

after the

reporting
period. The IASB

has now clarified that

a right to defer

exists only if

the company complies with

conditions specified in

the loan
agreement at the end of the reporting period, even if the lender does not test compliance until a later date.
Disclosure of Accounting Policy (Amendments to IAS 1 and IFRS Practice Statement 2) (Effective July 1, 2023)
The

Board

has

recently

issued

amendments

to

IAS

1
Presentation

of

Financial

Statements

and

an

update

to

IFRS

Practice
Statement 2 Making Materiality Judgements

to help companies provide useful accounting policy disclosures.
The key amendments to IAS 1 include:
●

requiring companies to disclose their material accounting policies rather than their significant accounting policies;
●

clarifying that accounting policies related to immaterial

transactions, other events or conditions are themselves immaterial and as such need not be disclosed; and
●

clarifying that not all accounting policies that relate to material transactions, other events or conditions are themselves material to a company’s financial statements.
The amendments are applied prospectively.
Management has commenced an evaluation

of the impact of

the amendment will have on

the Group. More detail will

be disclosed
in future financial statements.